Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 92.44%
Brazil: 3.96%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	33,100	$74,363
Banco BTG Pactual SA (Financials, Capital markets)	10,700	74,772
Fras-Le SA (Consumer discretionary, Automobile components)	11,400	48,067
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	21,900	98,949
		296,151
Chile: 0.87%
Banco Itau Chile SA (Financials, Banks)	4,904	64,801
China: 15.60%
China Resources Land Ltd. (Real estate, Real estate management & development)	26,400	96,808
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	55,500	77,662
Chinasoft International Ltd. (Information technology, IT services)	78,000	56,345
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	27,500	96,624
Contemporary Amperex Technology Co. Ltd. Class A (Industrials, Electrical equipment)	2,900	106,174
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	19,400	73,851
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	610	120,347
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	6,600	64,260
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	25,900	78,735
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	10,100	64,473
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	4,200	134,722
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	9,600	69,089
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	9,500	126,722
		1,165,812
Hungary: 0.80%
OTP Bank Nyrt (Financials, Banks)	733	59,480
India: 29.57%
Ashok Leyland Ltd. (Industrials, Machinery)	61,668	84,748
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,371	124,826
Bank of Maharashtra (Financials, Banks)	161,203	102,474
DLF Ltd. (Real estate, Real estate management & development)	12,432	110,566
Embassy Office Parks REIT (Real estate, Office REITs)	46,917	211,536
GAIL India Ltd. (Utilities, Gas utilities)	48,136	96,966
HDFC Asset Management Co. Ltd. (Financials, Capital markets)144A	1,734	111,439
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	4,738	116,178
IndiaMart InterMesh Ltd. (Industrials, Trading companies & distributors)144A	2,468	72,610
Nexus Select Trust (Real estate, Retail REITs)	47,971	80,500
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	206,595	194,967
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	13,823	127,562
Nuvama Wealth Management Ltd. (Financials, Capital markets)	1,817	149,715
Power Finance Corp. Ltd. (Financials, Financial services)	28,712	133,650
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	49,066	162,201
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
India(continued)
Shriram Finance Ltd. (Financials, Consumer finance)	19,894	$142,483
State Bank of India (Financials, Banks)	20,757	188,068
		2,210,489
Indonesia: 0.65%
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	82,200	48,829
Malaysia: 0.89%
Hong Leong Bank Bhd. (Financials, Banks)	15,000	66,684
Mexico: 2.21%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	9,900	88,168
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	20,300	76,939
		165,107
Philippines: 0.35%
Bank of the Philippine Islands (Financials, Banks)	12,986	26,314
Poland: 1.76%
Budimex SA (Industrials, Construction & engineering)	443	66,298
Powszechna Kasa Oszczednosci Bank Polski SA (Financials, Banks)	2,999	65,667
		131,965
Saudi Arabia: 4.17%
Al Rajhi Bank (Financials, Banks)	4,652	117,296
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	7,329	119,574
Saudi National Bank (Financials, Banks)	7,517	75,013
		311,883
Singapore: 0.96%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	7,900	71,771
South Africa: 1.08%
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	11,922	80,506
South Korea: 11.44%
Coway Co. Ltd. (Consumer discretionary, Household durables)	683	53,271
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	540	78,983
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	1,610	60,248
Kia Corp. (Consumer discretionary, Automobiles)	2,063	150,951
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	10,033	511,321
		854,774
Taiwan: 12.76%
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	4,000	75,352
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	28,000	164,653
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series EM

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Taiwan(continued)
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,135	$89,022
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	8,300	375,862
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	11,000	102,456
Sercomm Corp. (Information technology, Communications equipment)	20,000	66,712
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	870	79,402
		953,459
Thailand: 0.99%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	113,900	73,944
United Arab Emirates: 3.48%
ADNOC Drilling Co. PJSC (Energy, Energy equipment & services)	44,123	70,154
Emaar Properties PJSC (Real estate, Real estate management & development)	27,450	113,679
Emirates Telecommunications Group Co. PJSC (Communication services, Diversified telecommunication services)	14,848	76,563
		260,396
United Kingdom: 0.90%
Fresnillo PLC (Materials, Metals & mining)	3,634	67,006
Total common stocks (Cost $6,306,503)		6,909,371

	Dividend rate
Preferred stocks: 4.44%
South Korea: 4.44%
LG Chem Ltd. (Materials, Chemicals)	0.76	868	94,251
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	5,767	237,453
Total preferred stocks (Cost $313,532)			331,704

		Yield
Short-term investments: 2.59%
Investment companies: 2.59%
Allspring Government Money Market Fund Select Class♠∞		4.24%	193,813	193,813
Total short-term investments (Cost $193,813)				193,813
Total investments in securities (Cost $6,813,848)	99.47%			7,434,888
Other assets and liabilities, net	0.53			39,841
Total net assets	100.00%			$7,474,729

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
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Portfolio of investments—July 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$183,300	$3,550,024	$(3,539,511)	$0	$0	$193,813	193,813	$6,213
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series EM

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$296,151	$0	$0	$296,151
Chile	64,801	0	0	64,801
China	0	1,165,812	0	1,165,812
Hungary	0	59,480	0	59,480
India	80,500	2,129,989	0	2,210,489
Indonesia	0	48,829	0	48,829
Malaysia	0	66,684	0	66,684
Mexico	165,107	0	0	165,107
Philippines	26,314	0	0	26,314
Poland	0	131,965	0	131,965
Saudi Arabia	119,574	192,309	0	311,883
Singapore	0	71,771	0	71,771
South Africa	80,506	0	0	80,506
South Korea	0	854,774	0	854,774
Taiwan	0	953,459	0	953,459
Thailand	0	73,944	0	73,944
United Arab Emirates	146,717	113,679	0	260,396
United Kingdom	0	67,006	0	67,006
Preferred stocks
South Korea	0	331,704	0	331,704
Short-term investments
Investment companies	193,813	0	0	193,813
Total assets	$1,173,483	$6,261,405	$0	$7,434,888
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder® Shares - Series EM